Consolidated Statements of Shareholders' Equity - CAD ($) $ in Thousands	Issued capital [member]	Capital reserve [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Balance (in shares) at Dec. 31, 2021	7,743,713
Balance at Dec. 31, 2021	$ 276,215	$ 16,554	$ 525	$ (193,330)	$ 99,964
Statement Line Items [Line Items]
Net loss for the year	0	0	0	12,551	12,551
Share-based payment expense	0	1,282	0	0	1,282
Directors’ fees paid in deferred share units	$ 0	115	0	0	115
Proceeds from issuance of shares, net of transaction costs (Note 13) (in shares)	180,216
Proceeds from issuance of shares, net of transaction costs (Note 13)	$ 3,701	0	0	0	$ 3,701
Exercise of share based payment arrangement (Note 13) (in shares)	89,039				89,039
Exercise of share based payment arrangement (Note 13)	$ 1,439	(492)	0	0	$ 947
Convertible Notes Conversion (Notes 11 and 13) (in shares)	197,276
Convertible Notes Conversion (Notes 11 and 13)	$ 4,835	0	0	0	4,835
Cash, net of transaction costs and fair value derivative (Note 13) (in shares)	586,250
Cash, net of transaction costs and fair value derivative (Note 13)	$ 2,681	433	0	0	3,114
Balance (in shares) at Dec. 31, 2022	8,796,494
Balance at Dec. 31, 2022	$ 288,871	17,892	525	(180,779)	126,509
Statement Line Items [Line Items]
Other comprehensive loss for the year, net of taxes	0	0	(2,082)	0	(2,082)
Net loss for the year	0	0		(64,666)	(64,666)
Share-based payment expense	0	1,226	0	0	1,226
Directors’ fees paid in deferred share units	$ 0	595	0	0	595
Proceeds from issuance of shares, net of transaction costs (Note 13) (in shares)	4,886,364
Proceeds from issuance of shares, net of transaction costs (Note 13)	$ 14,077	5,883	0	0	19,960
Exercise of share based payment arrangement (Note 13) (in shares)	763
Exercise of share based payment arrangement (Note 13)	$ 17	(17)	0	0	0
Settlement of interest on 2028 Notes (Note 15) (in shares)	165,200
Settlement of interest on 2028 Notes (Note 15)	$ 795	0	0	0	795
Settlement of transaction costs on 2028 Notes (in shares)	19,375
Settlement of transaction costs on 2028 Notes	$ 240	0	0	0	240
Convertible Notes Conversion (Notes 11 and 13) (in shares)	92,136
Convertible Notes Conversion (Notes 11 and 13)	$ 998	0	0	0	998
2022 Private Placement transaction costs	$ (284)	0	0	0	(284)
Settlement of easement (in shares)	2,500
Settlement of easement	$ 7	0	0	0	7
Balance (in shares) at Dec. 31, 2023	13,962,832
Balance at Dec. 31, 2023	$ 304,721	25,579	(1,557)	(245,445)	83,298
Statement Line Items [Line Items]
Other comprehensive loss for the year, net of taxes	0	0	6,196	0	6,196
Net loss for the year	0	0		(29,447)	(29,447)
Share-based payment expense	0	1,739	0	0	1,739
Directors’ fees paid in deferred share units	$ 0	29	0	0	29
Proceeds from issuance of shares, net of transaction costs (Note 13) (in shares)	443,225
Proceeds from issuance of shares, net of transaction costs (Note 13)	$ 1,221	0	0	0	1,221
Warrants issued in connection with 2027 Notes, net of transaction costs (Note 11)	$ 0	605	0	0	605
Performance based incentive payment (Note 13) (in shares)	41,314
Performance based incentive payment (Note 13)	$ 134	0	0	0	134
Exercise of share based payment arrangement (Note 13) (in shares)	151,066
Exercise of share based payment arrangement (Note 13)	$ 1,104	(1,104)	0	0	0
Settlement of interest on 2028 Notes (Note 15) (in shares)	210,760
Settlement of interest on 2028 Notes (Note 15)	$ 543	0	0	0	543
Balance (in shares) at Dec. 31, 2024	14,809,197
Balance at Dec. 31, 2024	$ 307,723	$ 26,848	$ 4,639	$ (274,892)	$ 64,318